Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of 1301 Trust 2025-AOA, Commercial Mortgage Pass-Through Certificates, Series 2025-AOA. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 21, 2025, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From June 13, 2025 through July 17, 2025, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

Member of Deloitte Touche Tohmatsu Limited

2

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 21, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory note A-1 and draft promissory note A-2 (collectively, the “Loan Agreement”);

Draft guaranty of recourse obligations (the “Guaranty”);

Draft cash management agreement or draft secured creditor agreement with notice of sole control (collectively, the “Cash Management Agreement”)

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Outstanding liabilities schedule (the “Outstanding TI/LC Schedule”);

Draft insurance risk analysis (the “Insurance Risk Analysis”);

Draft non-consolidation opinion (the “Non-Consolidation Opinion”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Loan / Property Name	Identification purposes only - not applicable
3	Street Address	Appraisal Report
4	City	Appraisal Report
5	State	Appraisal Report
6	County	Appraisal Report
7	Zip Code	Appraisal Report
8	Property Type	Appraisal Report
9	Property Type Detail	Appraisal Report
10	Year Built	Engineering Report
11	Most Recent Renovation	Engineering Report
12	Total Property SF	Underwritten Rent Roll
13	Collateral SF	Underwritten Rent Roll
14	Total Property Occupancy Rate	Underwritten Rent Roll
15	Collateral Occupancy Rate	Underwritten Rent Roll
16	Occupancy As of Date	Underwritten Rent Roll
17	Mortgage Loan Per SF	Refer to calculation procedures
18	Total Debt Per SF	Refer to calculation procedures
19	Mortgage Loan Original Balance	Loan Agreement
20	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
21	Mezzanine Loan Original Balance	Loan Agreement
22	Mezzanine Loan Cut-off Date Balance	Not applicable
23	Subordinate Loan Original Balance	Loan Agreement
24	Subordinate Loan Cut-off Date Balance	Not applicable
25	Total Debt Original Balance	Refer to calculation procedures
26	Total Debt Cut-off Date Balance	Refer to calculation procedures
27	Loan Purpose	None - Company Provided
28	Sponsor	Loan Agreement
29	Carve-Out Guarantor(s)	Guaranty
30	Borrower	Loan Agreement
31	Title Type	None - Company Provided
32	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
33	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
34	Mezzanine Loan Monthly IO Payment	Not applicable
35	Mezzanine Loan Annual IO Debt Service	Not applicable
36	Subordinate Loan Monthly IO Payment	Not applicable
37	Subordinate Loan Annual IO Debt Service	Not applicable
38	Total Debt Monthly IO Payment	Refer to calculation procedures
39	Total Debt Annual IO Debt Service	Refer to calculation procedures

	Characteristic	Source Document
40	Monthly P&I Payment	Not applicable
41	Annual P&I Debt Service	Not applicable
42	Interest Accrual Method	Loan Agreement
43	Payment Date	Loan Agreement
44	Interest Accrual Start	Loan Agreement
45	Interest Accrual End	Loan Agreement
46	Grace Period (Late Fee)	Loan Agreement
47	Grace Period (Default)	Loan Agreement
48	IO Term (mos)	Refer to calculation procedures
49	Original Amortization Term	Loan Agreement
50	Amortization Type	Loan Agreement
51	Origination Date	None - Company Provided
52	First Payment Date	None - Company Provided
53	Mortgage Loan Interest Rate	None - Company Provided
54	Administrative Fee Rate	None - Company Provided
55	Net Interest Rate	Refer to calculation procedures
56	Original Loan Term (mos)	Refer to calculation procedures
57	Remaining Loan Term (mos)	Refer to calculation procedures
58	Seasoning	Refer to calculation procedures
59	Maturity Date	None - Company Provided
60	Extension Options	Loan Agreement
61	Extension Option Description	Not applicable
62	Fully Extended Maturity Date	Not applicable
63	Mortgage Loan Balloon Balance	Refer to calculation procedures
64	Mezzanine Loan Balloon Balance	Not applicable
65	Subordinate Loan Balloon Balance	Not applicable
66	Total Debt Balloon Balance	Refer to calculation procedures
67	Defeasance Lockout Expiration Date	Loan Agreement
68	Open Period Begin Date	Loan Agreement
69	Prepay Description	Loan Agreement
70	Partial Release (Y/N)	Loan Agreement
71	Partial Release Description	Not applicable
72	Appraisal Date	Appraisal Report
73	Appraisal Value	Appraisal Report
74	Cut-off Date Mortgage Loan LTV	Refer to calculation procedures
75	Maturity Date Mortgage Loan LTV	Refer to calculation procedures
76	Cut-off Date Total Debt LTV	Refer to calculation procedures
77	Maturity Date Total Debt LTV	Refer to calculation procedures
78	Third Most Recent NOI Date	Underwritten Financial Summary Report
79	Third Most Recent NOI	Underwritten Financial Summary Report

	Characteristic	Source Document
80	Second Most Recent NOI Date	Underwritten Financial Summary Report
81	Second Most Recent NOI	Underwritten Financial Summary Report
82	Most Recent NOI Date	Underwritten Financial Summary Report
83	Most Recent Description	Underwritten Financial Summary Report
84	Most Recent Revenue	Underwritten Financial Summary Report
85	Most Recent Expenses	Underwritten Financial Summary Report
86	Most Recent NOI	Underwritten Financial Summary Report
87	Most Recent NCF	Underwritten Financial Summary Report
88	Underwritten Effective Gross Income	Underwritten Financial Summary Report
89	Underwritten Expenses	Underwritten Financial Summary Report
90	Underwritten NOI	Underwritten Financial Summary Report
91	Underwritten Mortgage Loan IO NOI DSCR	Refer to calculation procedures
92	Underwritten Total Debt IO NOI DSCR	Refer to calculation procedures
93	Underwritten Mortgage Loan NOI Debt Yield	Refer to calculation procedures
94	Underwritten Total Debt NOI Debt Yield	Refer to calculation procedures
95	Underwritten Replacement Reserve	Underwritten Financial Summary Report
96	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
97	Underwritten NCF	Underwritten Financial Summary Report
98	Underwritten Mortgage Loan IO NCF DSCR	Refer to calculation procedures
99	Underwritten Total Debt IO NCF DSCR	Refer to calculation procedures
100	Underwritten Mortgage Loan NCF Debt Yield	Refer to calculation procedures
101	Underwritten Total Debt NCF Debt Yield	Refer to calculation procedures
102	Major Tenant 1	Underwritten Rent Roll
103	Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
104	Major Tenant 1 Expiration	Underwritten Rent Roll
105	Major Tenant 2	Underwritten Rent Roll
106	Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
107	Major Tenant 2 Expiration	Underwritten Rent Roll
108	Major Tenant 3	Underwritten Rent Roll
109	Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
110	Major Tenant 3 Expiration	Underwritten Rent Roll
111	Major Tenant 4	Underwritten Rent Roll
112	Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
113	Major Tenant 4 Expiration	Underwritten Rent Roll
114	Major Tenant 5	Underwritten Rent Roll
115	Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
116	Major Tenant 5 Expiration	Underwritten Rent Roll
117	Lockbox	Cash Management Agreement
118	Cash Management	Cash Management Agreement

	Characteristic	Source Document
119	Cash Management Springing Condition	Cash Management Agreement / Loan Agreement
120	Engineering Report Date	Engineering Report
121	Environmental Phase I Report Date	Phase I Report
122	Environmental Phase II Report Date	Not applicable
123	Seismic Report Date	Not applicable
124	PML %	Not applicable
125	Terrorism Insurance	Insurance Risk Analysis
126	Windstorm Insurance	Insurance Risk Analysis
127	Earthquake Insurance	Insurance Risk Analysis
128	Flood Insurance	Insurance Risk Analysis
129	Ground Lease Expiration Date	Not applicable
130	Ground Lessor	Not applicable
131	Partial Defeasance	Loan Agreement
132	Partial Defeasance Description	Not applicable
133	Future Debt Permitted (Y/N)	Loan Agreement
134	Future Debt Description	Not applicable
135	Mezzanine Lender	Not applicable
136	Mezzanine Loan Interest Accrual Method	Not applicable
137	Mezzanine Loan Interest Rate	Not applicable
138	Mezzanine Loan Origination Date	Not applicable
139	Subordinate Lender	Not applicable
140	Subordinate Loan Interest Accrual Method	Not applicable
141	Subordinate Loan Interest Rate	Not applicable
142	Subordinate Loan Origination Date	Not applicable
143	Total Debt Interest Rate	Refer to calculation procedures
144	Non-Consolidation Opinion	Non-Consolidation Opinion
145	Independent Director	Loan Agreement
146	SPE	Loan Agreement
147	Real Estate Tax Escrow - Initial	Loan Agreement
148	Real Estate Tax Escrow - Ongoing	Loan Agreement
149	Real Estate Tax Escrow - Springing Condition	Loan Agreement
150	Insurance Escrow - Initial	Loan Agreement
151	Insurance Escrow - Ongoing	Loan Agreement
152	Insurance Escrow - Springing Condition	Loan Agreement
153	Replacement Reserve Escrow - Initial	Loan Agreement
154	Replacement Reserve Escrow - Ongoing	Loan Agreement
155	Replacement Reserve Escrow - Springing Condition	Loan Agreement
156	Immediate Repairs Escrow - Initial	Loan Agreement
157	Immediate Repairs Escrow - Ongoing	Loan Agreement

	Characteristic	Source Document
158	Rollover Escrow - Initial	Loan Agreement
159	Rollover Escrow - Ongoing	Loan Agreement
160	Rollover Escrow - Springing Condition	Loan Agreement
161	Other Escrow Required	Loan Agreement
162	Other Escrow 1 - Description	Loan Agreement
163	Other Escrow 1 -Initial	Outstanding TI/LC Schedule
164	Other Escrow 1 - Ongoing	Loan Agreement
165	Other Escrow 1 - Springing Condition	Loan Agreement
166	Other Escrow 2 - Description	Loan Agreement
167	Other Escrow 2 -Initial	Loan Agreement
168	Other Escrow 2 - Ongoing	Loan Agreement
169	Other Escrow 2 - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 17, we recomputed the Mortgage Loan Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 18, we recomputed the Total Debt Per SF by dividing the (i) Total Debt Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 20, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 25, we recomputed the Total Debt Original Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 26, we recomputed the Total Debt Cut-off Date Balance as being equal to the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 32, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 33, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 38, we recomputed the Total Debt Monthly IO Payment by dividing (i) the product of (a) the Total Debt Cut-off Date Balance, (b) the Total Debt Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 39, we recomputed the Total Debt Annual IO Debt Service as the product of (a) the Total Debt Cut-off Date Balance, (b) the Total Debt Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 48, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 55, we recomputed the Net Interest Rate as the difference of the (a) Mortgage Loan Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 56, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 57, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 58, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of August 14, 2025 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 63, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 66, we recomputed the Total Debt Balloon Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 74, we recomputed the Cut-off Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 75, we recomputed the Maturity Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 76, we recomputed the Cut-off Date Total Debt LTV by dividing the (i) Total Debt Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 77, we recomputed the Maturity Date Total Debt LTV by dividing the (i) Total Debt Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 91, we recomputed the Underwritten Mortgage Loan IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 92, we recomputed the Underwritten Total Debt IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 93, we recomputed the Underwritten Mortgage Loan NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 94, we recomputed the Underwritten Total Debt NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 98, we recomputed the Underwritten Mortgage Loan IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 99, we recomputed the Underwritten Total Debt IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Total Debt Annual IO Debt Service.

With respect to Characteristic 100, we recomputed the Underwritten Mortgage Loan NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 101, we recomputed the Underwritten Total Debt NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Total Debt Cut-off Date Balance.

With respect to Characteristic 143, we recomputed Total Debt Interest Rate as being equal to the Mortgage Loan Interest Rate.